                                                                                                January 7, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds Trust (the “Registrant”)

                           -  Dreyfus Global Equity Income Fund

                           -  Dreyfus International Bond Fund

                        File No.  811-00524

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended October 31, 2015.

Please direct any questions or comments to the attention of the undersigned at 412.234.2871.

                                                                                                Sincerely,

                                                                                               /s/ Megan Casey Coleman

                                                                                               Megan Casey Coleman

                                                                                               Paralegal Supervisor

Enclosures